RISK MANAGEMENT - Share Price Sensitivity (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 $ / shares	Dec. 31, 2019 COP ($)	Dec. 31, 2018 $ / shares	Dec. 31, 2018 COP ($)
Disclosure of fair value of assets and liabilities [Line Items]
Share Price, Fair Value | $ / shares	$ 38,428		$ 163,136
Share Price, Sensitivity | $		$ 5,649		$ 23,981
Historical volatility for shares, measurement input [member]
Disclosure of fair value of assets and liabilities [Line Items]
Delta	14.7	14.7	14.70	14.70